Property, Plant and Equipment - Borrowing Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Weighted average borrowing rate for capitalization of borrowing costs	5.70%	5.40%